Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of Net Income (Loss) Before Income Taxes

The Group had minimal operations in jurisdictions other than the PRC. Net (loss) income before income taxes consists of:

	2021		2020	2019
	RMB	US$	RMB	RMB
Cayman Islands	0	0	—	(3)
British Virgin Islands	(5)	(1)	(5)	(3)
PRC	95,236	14,945	13,500	13,694
	95,231	14,944	13,495	13,688

Schedule of Income Tax Benefit (Expense)

Income tax benefit (expense) consists of:

	Current	Deferred	Total
PRC Income tax	RMB	RMB	RMB
Year ended December 31, 2019	—	(2,325)	(2,325)

Year ended December 31, 2020	—	6,115	6,115

Year ended December 31, 2021	0	(6,018)	(6,018)
Year ended December 31, 2021 (US$)	0	(944)	(944)

Schedule of Reconciliation of Income Tax Benefit Rate

Income tax expenses reported in the consolidated statements of income differs from the income tax expense amount computed by applying the PRC income tax rate of 15% (the statutory tax rate of the Company’s principal subsidiary) for the year ended December 31, 2021, 2020, and 2019 for the following reasons:

	2021		2020	2019
	RMB	US$	RMB	RMB
Income (loss) before income taxes	95,231	14,944	13,495	13,688

Computed “expected” tax expense	(23,809)	(3,737)	(3,375)	(3,424)
Non-taxable income	14,285	2,242	2,025	2,055
Tax holiday	9,524	1,495	1,350	1,369
Tax effect of deferred tax and tax rates differential	(6,018)	(944)	6,115	(2,325)

Actual income tax benefit (expense)	(6,018)	(944)	6,115	(2,325)

Schedule of Deferred Tax Assets (Liabilities)

Tax effects of temporary differences that give rise to significant portions of the deferred tax assets (liabilities) as of December 31, 2021, and 2020 are presented below.

	December 31, 2021		December 31, 2020
Current	RMB	US$	RMB
Accounts receivable	27	4	73
Other receivables	0	0	—
Inventory impairment	1,117	176	1,181
Allowance for impairment	0	0	5,693
	1,144	180	6,947
Non-current
Property, plant, and equipment, principally due to differences in depreciation	211	33	352
Construction in progress, principally due to capitalized interest	(1,500)	(236)	(1,555)
Lease prepayments, principally due to differences in charges	(289)	(45)	(299)
Allowance for advanced to supplier-long term	16	3	155
Net loss carryforward	0	0	—
	(1,562)	(245)	(1,347)
Net deferred income tax assets	(418)	(65)	5,600